Notes Payable – Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable – Related Party [Line Items]
NOTES PAYABLE – RELATED PARTY

NOTE 11 – RELATED PARTY TRANSACTIONS

As of September 30, 2023, and December 31, 2022, there was $1,860,333 and $0 in amounts due to related parties, respectively. The advances are unsecured, non-interest bearing and due on demand.

	Period Ended
	September 30,	December 31,
	2023	2022
Loan payable	1,860,333
Loan payable	$1,860,333	-

On April 15, 2023, the Company executed a Convertible Promissory Note (the “Line of Credit Note”) with Sushruta Pvt Ltd. (“SPL”), the Bahamian holding company owned by Dr. Sudhir Srivastava, our Chairman, Chief Executive Officer and principal shareholder. Pursuant to the Line of Credit Note, SPL, in its discretion may make multiple advances to the Company through December 31, 2023 (the “Maturity Date”), in an aggregate amount of up to US$ 20.0 million for working capital purposes. The advances under the Line of Credit Note do not bear interest and are due and payable on or before the Maturity Date.

SPL may, at its option, convert the principal amount of any advance into shares of our common stock, at a conversion price of US$0.74 per share. As of June 30, 2023, US$1,225,000 in advances were outstanding under the Line of Credit Note and during the quarter ended September 30, 2023, SPL made further advances aggregating to US$ 15,755,000, thereby making a total of US$16,980,000 advances under the Line of Credit Note. On 27 September 2023, SPL, exercised its option of converting the full amount of advances made under the SPL Note amounting to a total of US$16,980,000 into shares of our common stock at a conversion price of US$0.74 per share and accordingly 22,945,946 shares of our common stock were issued to SPL during the quarter ended September 30, 2023.

Avra Medical Robotics, Inc. [Member]
Notes Payable – Related Party [Line Items]
NOTES PAYABLE – RELATED PARTY		NOTE 4 – NOTES PAYABLE – RELATED PARTY On September 22, 2021, the Company’s CEO, converted a total of $50,000 of notes payable into 384,615 shares of common stock.